Selected operating expenses and additional information (Tables)	12 Months Ended
Dec. 31, 2012
Selected operating expenses and additional information [Abstract]
Personnel expenses for all payroll employees

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Wages and salaries	711,039	648,869	551,683
Social security expenses	58,180	52,550	42,468
Pension and retirement expenses	50,298	45,947	40,593
Share-based payments	18,714	12,430	12,109

Personnel expenses	838,231	759,796	646,853

Total number of payroll personnel employed in FTEs per sector

As of December 31	2012	2011	2010

Customer Support	2,538	2,478	2,236
SG&A	869	723	727
Industrial Engineering	637	420	398
Manufacturing & Logistics	2,856	2,852	2,659
R&D	3,736	3,417	3,225
Total employees (in FTEs)	10,636	9,890	9,245

Less: Temporary employees (in FTEs)	2,139	1,935	2,061

Payroll employees (in FTEs)	8,497	7,955	7,184